Fair Value Measurements - Schedule of Fair value of Liability Using Monte Carlo Simulation Model (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected dividend yield	0.00%		0.00%
Minimum [Member]
Contractual term (years)	5 years 3 months 19 days		5 years 3 months 19 days
Maximum [Member]
Contractual term (years)	6 years 1 month 6 days		6 years 1 month 6 days
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member]
Stock price		$ 4.97
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member]
Stock price					$ 6.75
Fixed conversion price		$ 0.25		$ 0.25
Risk free rate				1.60%
Expected dividend yield		8.00%		8.00%
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Minimum [Member]
Stock price		$ 8.35		$ 8.91
Risk free rate		0.20%
Contractual term (years)		1 year 2 months 12 days		1 year 2 months 12 days
Expected volatility		87.20%		89.20%
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Maximum [Member]
Stock price		$ 9.20		$ 9.03
Risk free rate		0.40%
Contractual term (years)		1 year 6 months		1 year 6 months
Expected volatility		94.80%		90.40%